CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Mar. 31, 2022	Jun. 30, 2021
Current assets:
Cash and cash equivalents	$ 32,361	$ 65,128
Accounts receivable	1,009	594
Prepaid expenses and other current assets	3,837	993
Note receivable from Kantaro	75	75
Receivable from affiliates	1	1
Total current assets	37,283	66,791
Property and equipment, net	2,850	2,490
Investment in VericiDx	4,322	9,295
Investment in Kantaro	11
Total assets	44,466	78,576
Current liabilities:
Accounts payable	2,056	1,403
Accounts payable-related party	1,007	361
Accrued expenses and other current liabilities	6,689	4,602
Accrued expenses—related party	5,031	224
Deferred revenue	67	122
Payable to affiliate—current	187	350
Total current liabilities	15,037	7,062
Other liabilities	14	53
Total liabilities	15,051	7,115
Commitments and contingencies (Note 8)
Shareholders' equity:
Ordinary shares, 0.0025 par value per share: 76,898,831 shares authorized; 72,308,930 and 72,197,286 shares issued and outstanding at March 31, 2022 and June 30, 2021, respectively	220	220
Additional paid-in capital	153,604	150,407
Accumulated other comprehensive income (loss)	3,156	8,276
Accumulated deficit	(127,565)	(87,442)
Total shareholders' equity	29,415	71,461
Total liabilities and shareholders' equity	$ 44,466	$ 78,576